Pension and other post-retirement benefits - Assumptions and 1% change (Details) - CAD ($)	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Pension plans [member]
Assumptions defined benefit obligation and net pension and other benefit expense
Discount rate - obligation	3.40%	3.90%
Discount rate - expense	3.90%	3.90%
Rate of compensation increase	3.00%	3.00%
Pension plans [member] | Discount rate [member]
Sensitivity analysis of actuarial assumptions
Increase in actuarial assumption by	1.00%
Increase in defined benefit obligation	$ 9,296,000
Decrease in actuarial assumption by	1.00%
Decrease in defined benefit obligation	$ (7,103,000)
Pension plans [member] | Rate of compensation increase [member]
Sensitivity analysis of actuarial assumptions
Increase in actuarial assumption by	1.00%
Increase in defined benefit obligation	$ 2,841,000
Decrease in actuarial assumption by	1.00%
Decrease in defined benefit obligation	$ (2,598,000)
Pension plans [member] | Increase of one year in the expected lifetime [member]
Sensitivity analysis of actuarial assumptions
Increase in defined benefit obligation	$ 1,329,000
Other Benefit Plans [Member]
Assumptions defined benefit obligation and net pension and other benefit expense
Discount rate - obligation	3.40%	3.90%
Discount rate - expense	3.90%	4.00%
Initial health care cost trend rate	7.00%	7.00%
Cost trend rate declines to	5.00%	5.00%
Year the rate reaches its final level	2021	2021
Dental care cost trend rate	5.00%	5.00%
Other Benefit Plans [Member] | Discount rate [member]
Sensitivity analysis of actuarial assumptions
Increase in actuarial assumption by	1.00%
Increase in defined benefit obligation	$ 4,689,000
Decrease in actuarial assumption by	1.00%
Decrease in defined benefit obligation	$ (3,693,000)